Finance Income and Costs	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Finance Income and Costs
30.	Finance Income and Costs

(1)	Details of finance income and costs for the years ended December 31, 2024, 2023 and 2022 are as follows:

(In millions of won)
	2024		2023	2022
Finance Income:
Interest income	₩	87,245	70,055	58,472
Gain on sale of accounts receivable – other		—	—	1,043
Dividends		35,818	43,014	2,552
Gain on foreign currency transactions		32,260	19,065	21,283
Gain on foreign currency translations		9,344	1,199	2,095
Gain relating to financial instruments at FVTPL		190,368	115,043	94,393

	₩	355,035	248,376	179,838

Finance Costs:
Interest expense	₩	403,129	389,813	328,307
Loss on sale of accounts receivable – other		35,317	65,027	61,841
Loss on foreign currency transactions		30,892	21,693	19,485
Loss on foreign currency translations		3,575	1,227	3,814
Loss relating to financial instruments at FVTPL		133,006	49,641	41,597
Loss on disposal of investment assets		—	—	1,283

	₩	605,919	527,401	456,327

(2)	Details of interest income included in finance income for the years ended December 31, 2024, 2023 and 2022 are as follows:

(In millions of won)
	2024		2023	2022
Interest income on cash equivalents and financial instruments	₩	57,731	44,921	27,991
Interest income on loans and others		29,514	25,134	30,481

	₩	87,245	70,055	58,472

(3)	Details of interest expenses included in finance costs for the years ended December 31, 2024, 2023 and 2022 are as follows:

(In millions of won)
	2024		2023	2022
Interest expense on borrowings	₩	31,718	29,917	25,736
Interest expense on debentures		272,846	247,105	217,475
Others		98,565	112,791	85,096

	₩	403,129	389,813	328,307

(4)
Finance income and costs by category of financial instruments for the years ended December 31, 2024, 2023 and 2022 are as follows. Bad debt expense (reversal of loss allowance) for accounts receivable – trade, loans and receivables are presented and explained separately in notes 6 and 35.

1)	Finance income and costs

(In millions of won)
	2024
	Finance income		Finance costs
Financial Assets:
Financial assets at FVTPL	₩	95,708	52,731
Financial assets at FVOCI		30,993	—
Financial assets at amortized cost		106,514	13,281

		233,215	66,012

Financial Liabilities:
Financial liabilities at FVTPL		121,061	115,592
Financial liabilities at amortized cost		759	424,315

		121,820	539,907

	₩	355,035	605,919

(In millions of won)
	2023
	Finance income		Finance costs
Financial Assets:
Financial assets at FVTPL	₩	127,001	114,668
Financial assets at FVOCI		39,681	—
Financial assets at amortized cost		69,373	22,795
Derivatives designated as hedging instrument		2,480	—

		238,535	137,463

Financial Liabilities:
Financial liabilities at FVTPL		6,717	—
Financial liabilities at amortized cost		3,124	389,938

		9,841	389,938

	₩	248,376	527,401

(4)
Finance income and costs by category of financial instruments for the years ended December 31, 2024, 2023 and 2022 are as follows. Bad debt expense (reversal of loss allowance) for accounts receivable – trade, loans and receivables are presented and explained separately in notes 6 and 35, Continued.

1)	Finance income and costs, Continued

(In millions of won)
	2022
	Finance income		Finance costs
Financial Assets:
Financial assets at FVTPL	₩	104,068	103,292
Financial assets at FVOCI		1,495	1,283
Financial assets at amortized cost		45,008	23,094
Derivatives designated as hedging instrument		—	146

		150,571	127,815

Financial Liabilities:
Financial liabilities at FVTPL		18,432	—
Financial liabilities at amortized cost		10,835	328,512

		29,267	328,512

	₩	179,838	456,327

2)	Other comprehensive income (loss), net of tax

(In millions of won)
	2024		2023	2022
Financial Assets:
Financial assets at FVOCI	₩	11,253	(18,842)	(491,853)
Derivatives designated as hedging instrument		(12,398)	(11,520)	(21,548)

		(1,145)	(30,362)	(513,401)

Financial Liabilities:
Derivatives designated as hedging instrument		5,825	(5,940)	182

	₩	4,680	(36,302)	(513,219)

(5)	Details of impairment losses for financial assets for the years ended December 31, 2024, 2023 and 2022 are as follows:

(In millions of won)
	2024		2023	2022
Accounts receivable – trade	₩	49,865	37,906	27,053
Other receivables		4,838	5,256	3,011

	₩	54,703	43,162	30,064